SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Deferred financing costs		$ 856
Adjustment to retained earnings as result of adoption of FASB issued ASU 2016-09	$ 1,300
Recognition of excess tax benefit from adoption of FASB issued ASU 2016-09	$ 1,500
Buildings and building improvements, including facility infrastructure [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	10 years
Buildings and building improvements, including facility infrastructure [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	25 years
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	15 years	15 years
Machinery and equipment, software and hardware [Member] | Previously reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	7 years	7 years
Machinery and equipment, software and hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	3 years
Machinery and equipment, software and hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	15 years